Income Series
Income Series<br/><br/>Summary Section
Investment Goal
The Series’ investment objective is to generate income while managing against capital risk and pursuing long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares or Class Z shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Income Series - USD ($)	CLASS I	CLASS S	CLASS Z
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Income Series		CLASS I	CLASS S	CLASS Z
Management Fee		none	none	none
Distribution and Service (12b-1) Fees	[1]	none	0.25%	none
Other Expenses	[2]	0.44%	0.45%	0.42%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	[3]	0.87%	1.13%	0.85%
Less Fee Waiver and/or Expense Reimbursement	[4]	(0.24%)	(0.25%)	(0.37%)
Total Annual Fund Operating Expenses	[3],[5]	0.63%	0.88%	0.48%
[1]	Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.
[2]	Other expenses and AFFE have been restated to reflect current fees.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Series’ financial statements) because (a) Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 fee; (b) other expenses have been restated to reflect current fees; and (c) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in the underlying funds.
[4]	Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class S and Class I shares, and 0.05% of the average daily net assets of the Class Z shares. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[5]	After Fee Waiver and/or Expense Reimbursement

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Income Series - USD ($)	CLASS I	CLASS S	CLASS Z
1 Year	$ 64	$ 90	$ 49
3 Years	202	281	154
5 Years	351	488	269
10 Years	$ 786	$ 1,084	$ 604

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 51% of the average value of its portfolio.
Principal Investment Strategies
The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Disciplined Value Series, Equity Income Series, High Yield Bond Series, Real Estate Series, and Unconstrained Bond Series, as well as other Series of the Fund.

As of December 31, 2018, the Series’ target allocation among the underlying funds was as follows:
Core Bond Series	41%
Disciplined Value Series	17%
Equity Income Series	17%
High Yield Bond Series	20%
Real Estate Series	5%

The Core Bond Series will invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, principally derivative instruments and exchange-traded funds (ETFs), with economic characteristics similar to bonds. For purposes of this policy, bonds may include U.S. dollar denominated fixed income securities issued by U.S. corporations, foreign corporations (e.g., yankee bonds), the U.S. Government or its agencies or instrumentalities, foreign governments or their agencies or instrumentalities (e.g., the Korean Development Bank) and supranational entities (e.g., the World Bank); inflation protected securities; convertible securities; mortgage-backed and asset-backed securities; and mortgage dollar rolls, which are transactions in which the Core Bond Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Disciplined Value Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. In selecting stocks for the Disciplined Value Series, the Advisor uses a systematic process to identify stocks of U.S. companies that it believes are undervalued in the market, based on factors such as free cash flow generation and earnings power, and that meet other investment criteria relating to minimum dividend yield, dividend sustainability, and financial health. The Disciplined Value Series invests primarily in the common stocks of mid- to large- capitalization companies (generally companies with market capitalizations at the time of purchase within the market capitalization range of the companies comprising the Russell 1000® Value Index). The Equity Income Series will invest, under normal circumstances, at least 80% of its assets in equity securities. It invests primarily in income-producing equity securities. The Equity Income Series may invest in securities of small, large or mid-size companies, and it may also invest in preferred stocks, convertible securities, interests in real estate investment trusts (REITs), interests in business development companies (BDCs) and limited partner interests in master limited partnerships (MLPs). The Equity Income Series may also invest in derivative instruments, as it may write (sell) options on securities. The High Yield Bond Series will invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade (junk bonds) and other financial instruments, principally derivative instruments and ETFs, with economic characteristics similar to non-investment grade securities. These bonds may include U.S. dollar denominated fixed income securities issued by U.S. and foreign corporations and governments, including those in emerging markets. The High Yield Bond Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate investments. The High Yield Bond Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Real Estate Series will invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities, including convertible securities, of small-, large-, or mid-size companies, and it may also invest in debt securities, typically investment grade securities. The Real Estate Series may invest in securities issued as part of, or a short period after, a company’s initial public offering (IPO). The Real Estate Series’ investments in debt securities are not subject to any restrictions on maturity or duration. The Real Estate Series may also invest in derivative instruments, as it may write (sell) options on securities. The Unconstrained Bond Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, principally derivative instruments and ETFs, with economic characteristics similar to bonds. For purposes of this policy, bonds may include fixed income securities issued by U.S. corporations, foreign corporations (e.g., yankee bonds), the U.S. Government or its agencies or instrumentalities, foreign governments or their agencies or instrumentalities (e.g., the Korean Development Bank) and supranational entities (e.g., the World Bank); inflation protected securities; mortgage-backed and asset-backed securities; and mortgage dollar rolls, which are transactions in which the Unconstrained Bond Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. The Unconstrained Bond Series is not subject to any maturity or duration restrictions but its average dollar-weighted portfolio duration will normally vary from negative 3 years to positive 8 years depending on the Advisor’s outlook for yields. The Unconstrained Bond Series may invest up to 50% of its assets in below investment grade securities (also referred to as “junk bonds”) and may invest up to 50% of its assets in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Unconstrained Bond Series may invest portions of its assets in bank loans, which are, generally, non-investment grade floating rate investments, and preferred stock. The Unconstrained Bond Series may also invest in derivative instruments, as it may invest in options, futures, forwards and swaps.

The asset allocation range for the Series is expected to be 25%-55% in the underlying stock funds and 45%-75% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Principal Risks of Investing in the Series
As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Asset allocation risk — The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Principal Risks of the Underlying Funds
Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment advisor will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Because the Disciplined Value Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect. In addition, the Advisor's approach to value investing, or value investing in general, may go in and out of favor in the market.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. Current market conditions may pose heightened risks for the underlying funds. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the underlying funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, an underlying fund’s value may fluctuate and/or an underlying fund may experience increased redemptions from shareholders, which may impact an underlying fund’s liquidity or force an underlying fund to sell securities into a declining or illiquid market.

Convertible securities risk — An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. An underlying fund will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes. Risks associated with rising rates are heightened given that interest rates in the U.S. are near historic lows.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for junk bonds and other lower quality bonds.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Mortgage- and asset-backed securities risks — The underlying funds’ investments in mortgage-backed and asset-backed securities may subject them to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Risk of mortgage dollar rolls — An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Investments in small- and mid-cap stocks are also subject to liquidity risk, which is described below.

Risks of dividend-paying common stocks — Dividend-paying common stocks may be subject to additional risk that may cause them to underperform other types of stocks. In addition, if stocks held by an underlying fund reduce or stop paying dividends, the underlying fund’s ability to generate income may be affected.

Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of an underlying fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets risk — In addition to the risks discussed above relating to investments in foreign companies located in developed countries, an underlying fund’s investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Real estate securities risk — An underlying fund’s holdings in securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs) may subject it to additional risks even though the underlying fund does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High-yield securities risk — An underlying fund’s investments in high-yield securities (junk bonds) may subject it to the following additional risks:
  High-yield securities may underperform other sectors of the bond market, or the market as a whole.
  The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
  An underlying fund’s investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When an underlying fund invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the underlying fund were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Bank loan risk — Investments in bank loans expose an underlying fund to the credit risk of both the financial institution and the underlying borrower. An underlying fund may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Risks of investing in BDCs — An underlying fund's investments in BDCs are subject to additional risks. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for the companies in which a BDC may invest and there is a risk that investors in the BDC may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. An underlying fund will indirectly bear its proportionate share of any management and other operating expenses and of any performance based or incentive fees charged by the BDCs in which it invests, in addition to the expenses paid by the underlying fund.

Risks of investing in MLPs — An underlying fund's investments in MLPs are subject to additional risks. MLPs often own several properties or businesses (or other interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. There may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Derivatives risk — An underlying fund is subject to the following risks due to its ability to invest in options, futures, forwards and swaps:
  Derivatives can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a derivative contract may not correlate perfectly with the underlying investment.
  An underlying fund may not be able to receive amounts payable to it under its derivatives contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the underlying fund’s investments in such contracts may not be as liquid as the underlying fund’s other investments.
  An underlying fund’s use of forwards and swaps is also subject to the risk that the counterparty to the contract will default or otherwise become unable to honor its obligation to the underlying fund.
Sector focus risk — Because an underlying fund's investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, an underlying fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Portfolio turnover risk — Active and frequent trading of portfolio securities often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by an underlying fund. Shareholders may pay tax on such capital gains.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S and Class I shares of the Series for different periods compare to those of a broad-based securities index and a blended index. For the period from August 1, 2012 through September 30, 2013, the blended index consists of the Russell 3000® Value Index (40%), MSCI ACWI ex USA Index (10%), MSCI U.S. Real Estate Investment Trust Index (10%), and Bloomberg Barclays U.S. Aggregate Bond Index (40%). For the period from October 1, 2013 through August 31, 2018, the blended index consists of the Russell 3000® Value Index (32%), MSCI ACWI ex USA Index (8%), MSCI U.S. Real Estate Investment Trust Index (10%), and Bloomberg Barclays U.S. Aggregate Bond Index (50%). For the period beginning September 1, 2018, the blended index consists of the Russell 3000® Value Index (35%), MSCI U.S. Real Estate Investment Trust Index (5%), Bloomberg Barclays U.S. Aggregate Bond Index (35%), and ICE BofA Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index (25%). The changes in the blended index reflect changes in the target allocations of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. No performance is shown for the Class Z shares of the Series, because they were not active prior to the date of this prospectus. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31

Quarterly Returns Highest (quarter ended 03/31/13): 5.92% Lowest (quarter ended 12/31/18): (4.39)%
AVERAGE ANNUAL TOTAL RETURNS<br/> FOR PERIODS ENDED DECEMBER 31, 2018
Average Annual Total Returns - Income Series	1 Year	5 Years	Since Inception [1]	Inception Date
Class S Shares	(2.33%)	4.43%	5.73%	Aug. 01, 2012
Class S Shares | Return After Taxes on Distributions	(4.61%)	2.66%	3.99%	Aug. 01, 2012
Class S Shares | Return After Taxes on Distributions and Sale of Series Shares	(0.25%)	3.00%	4.02%	Aug. 01, 2012
Class I Shares	(2.09%)	4.68%	5.97%	Aug. 01, 2012
Bloomberg Barclays US Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	0.01%	2.52%	1.73%	Aug. 01, 2012
Blended Index (reflect no deduction for fees, expenses, or taxes)	(4.24%)	4.03%	5.66%	Jul. 31, 2012
[1]	Performance numbers for the Series and the Bloomberg Barclays US Aggregate Bond Index are calculated from August 1, 2012, the Series’ inception date. Performance numbers for the Blended Index are calculated from July 31, 2012.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.